Derivatives and hedge accounting - Categories (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Sub-classifications of financial information
Assets Fair value	kr 8,419	kr 7,563
Liabilities Fair value	14,729	25,395
Nominal amount of instruments directly affected by the IBOR reform	105,440	55,094
Economic hedges
Sub-classifications of financial information
Assets Fair value	5,764	4,248
Liabilities Fair value	11,185	24,921
Fair-value hedges
Sub-classifications of financial information
Assets Fair value	2,655	3,315
Liabilities Fair value	3,544	474
Derivatives
Sub-classifications of financial information
Nominal amounts	531,844	500,613
Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	289,657	287,368
Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	242,187	213,245
Interest rate-related contracts
Sub-classifications of financial information
Assets Fair value	3,192	3,846
Liabilities Fair value	9,464	11,774
Interest rate-related contracts | Economic hedges
Sub-classifications of financial information
Assets Fair value	1,936	2,357
Liabilities Fair value	7,361	12,226
Interest rate-related contracts | Fair-value hedges
Sub-classifications of financial information
Assets Fair value	1,256	1,489
Liabilities Fair value	2,104	(453)
Interest rate-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	361,160	323,664
Interest rate-related contracts | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	149,875	132,228
Interest rate-related contracts | Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	211,285	191,435
Currency-related contracts
Sub-classifications of financial information
Assets Fair value	5,218	3,249
Liabilities Fair value	3,518	11,236
Currency-related contracts | Economic hedges
Sub-classifications of financial information
Assets Fair value	3,819	1,423
Liabilities Fair value	2,077	10,310
Currency-related contracts | Fair-value hedges
Sub-classifications of financial information
Assets Fair value	1,399	1,826
Liabilities Fair value	1,440	927
Currency-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	157,362	153,838
Currency-related contracts | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	126,460	132,029
Currency-related contracts | Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	30,902	21,810
Equity-related contracts
Sub-classifications of financial information
Assets Fair value	2	457
Liabilities Fair value	895	620
Equity-related contracts | Economic hedges
Sub-classifications of financial information
Assets Fair value	2	457
Liabilities Fair value	895	620
Equity-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	9,801	15,598
Equity-related contracts | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	9,801	15,598
Contracts related to commodities, credit risk, etc.
Sub-classifications of financial information
Assets Fair value	7	11
Liabilities Fair value	852	1,765
Contracts related to commodities, credit risk, etc. | Economic hedges
Sub-classifications of financial information
Assets Fair value	7	11
Liabilities Fair value	852	1,765
Contracts related to commodities, credit risk, etc. | Derivatives
Sub-classifications of financial information
Nominal amounts	3,521	7,513
Contracts related to commodities, credit risk, etc. | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	kr 3,521	kr 7,513